GuidePath® Managed Futures Strategy Fund
Consolidated Schedule of Investments (Unaudited)
June 30, 2022

Principal Amount		Value
	SHORT TERM INVESTMENTS - 99.06%
	Certificate of Deposits - 42.92%
$5,000,000	Bank of America NA
	0.330%, 07/13/2022	$5,000,000
	Bank of Montreal
3,000,000	1.330%, 08/12/2022	3,000,035
7,000,000	3.600%, 06/23/2023	6,993,448
10,000,000	Bank of Nova Scotia
	2.070%, 11/17/2022	9,980,691
	CIBC
2,000,000	2.910%, 12/21/2022	2,000,218
6,000,000	3.590%, 06/26/2023	5,991,635
	Cooperatieve Centrale Raiffe
6,000,000	0.950%, 07/11/2022	6,000,000
2,000,000	1.000%, 10/11/2022	1,996,073
	Mitsubishi Trust & Banking Corp.
6,000,000	1.710%, 09/22/2022	5,992,513
4,000,000	1.670%, 09/23/2022	3,994,451
10,000,000	Mizuho Bank, Ltd.
	1.450%, 08/29/2022	10,000,000
5,500,000	Nordea Bank
	1.460%, 09/06/2022	5,495,225
10,000,000	Oversea-Chinese Banking Corp., Ltd.
	1.410%, 08/16/2022	10,000,127
	Royal Bank of Canada
7,000,000	0.650%, 08/08/2022	7,000,000
3,000,000	3.000%, 06/05/2023	2,982,587
	Sumitomo Mitsui Banking Corp.
3,000,000	1.100%, 07/22/2022	3,000,000
7,000,000	2.500%, 10/17/2022	7,001,276
2,000,000	Sumitomo Mitsui Trust Bank, Ltd.
	1.100%, 07/28/2022	2,000,007
	Svenska HandelBanken - A Shares
8,000,000	1.200%, 09/22/2022	7,985,012
2,000,000	3.460%, 06/13/2023	1,998,228
	Toronto Dominion Bank
7,000,000	1.550%, 09/22/2022	6,991,501
3,000,000	1.860%, 10/24/2022	2,995,142
	Westpac Banking Corp.
5,000,000	0.940%, 07/08/2022	5,000,000
3,000,000	1.700%, 11/15/2022	2,990,271
		126,388,440
Number of Shares
	Money Market Funds - 5.25%
15,469,510	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 1.24% (a)(b)	15,469,510
Principal Amount
	United States Treasury Bill - 50.89%
$5,000,000	0.640%, 07/07/2022 (c)	4,999,750
15,000,000	0.930%, 07/12/2022 (c)	14,995,728
35,000,000	0.963%, 07/14/2022 (b)(c)(d)	34,989,729
12,000,000	1.020%, 07/19/2022 (c)	11,995,140
10,000,000	0.963%, 07/21/2022 (c)	9,994,583
10,000,000	1.021%, 07/26/2022 (c)	9,992,431
3,000,000	0.944%, 07/28/2022 (c)	2,998,099
13,500,000	1.135%, 08/02/2022 (c)	13,487,924
9,500,000	1.152%, 08/04/2022 (b)(c)(d)	9,490,967
15,500,000	1.265%, 08/09/2022 (c)	15,478,748
3,000,000	1.325%, 08/11/2022 (c)	2,996,430
3,500,000	1.476%, 08/30/2022 (c)	3,491,417
5,000,000	1.550%, 09/08/2022 (c)(d)	4,985,225
10,000,000	1.651%, 09/29/2022 (c)	9,959,124
		149,855,295
	Total Short Term investments (cost $291,830,037)	291,713,245

	Total Investments (Cost $291,830,037) - 99.06%	291,713,245
	Other Assets in Excess of Liabilities - 0.94%	2,781,897
	TOTAL NET ASSETS - 100.00%	$294,495,142

Percentages are stated as a percent of net assets.

(a)	Seven-day yield as of June 30, 2022.
(b)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund, Ltd.
(c)	Zero coupon bond. The effective yield is listed.
(d)	All or a portion of this security is held as collateral for certain futures contracts. The approximate value of the portion of these securities held as collateral is $16,977,102.

GuidePath® Managed Futures Strategy Fund
Consolidated Schedule of Open Futures Contracts (Unaudited)
June 30, 2022

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value / Unrealized Appreciation (Depreciation)
3 Month SOFR Futures	(385)	$(93,044,875)	Mar-23	$521,045
Amsterdam IDX Futures	(7)	(966,799)	Jul-22	545
Australian 10-Year Treasury Bond Futures	(227)	(18,629,269)	Sep-22	10,461
Australian 3-Year Treasury Bond Futures	(375)	(27,815,258)	Sep-22	(46,429)
Australian Dollar Futures	(236)	(16,309,960)	Sep-22	522,633
Bank Accept Futures	(109)	(20,365,522)	Dec-22	102,120
Brazilian Real Futures	20	379,400	Jul-22	284
Brent Crude Futures (a)	39	4,118,010	Aug-22	(27,806)
British Pound Futures	(289)	(22,034,444)	Sep-22	597,689
CAC40 Index Futures	(10)	(619,760)	Jul-22	2,000
Canadian 10-Year Bond Futures	(151)	(14,545,129)	Sep-22	245,308
Canadian Dollar Futures	(209)	(16,239,300)	Sep-22	173,591
Cocoa Futures (a)	(37)	(865,800)	Sep-22	50,118
Coffee 'C' Futures (a)	17	1,466,888	Sep-22	(25,984)
Copper Futures (a)	(96)	(8,904,000)	Sep-22	436,075
Corn Futures (a)	77	2,386,038	Dec-22	(341,536)
Cotton No. 2 Futures (a)	13	642,460	Dec-22	(164,553)
DAX® Index Futures	(10)	(3,345,856)	Sep-22	87,782
DJIA E-Mini CBOT Futures	(21)	(3,232,005)	Sep-22	60,362
ECX Emission Futures (a)	13	1,228,286	Dec-22	196,973
E-mini NASDAQ 100 Futures	(16)	(3,689,440)	Sep-22	108,351
E-mini Russell 2000 Futures	(45)	(3,843,000)	Sep-22	208,724
E-mini S&P 500 Futures	(24)	(4,547,400)	Sep-22	116,114
E-mini S&P Mid Cap 400 Futures	(12)	(2,721,600)	Sep-22	157,740
Euribor 3 Month Futures	(837)	(216,784,614)	Dec-22	(384,183)
Euro Fx Futures	(194)	(25,554,650)	Sep-22	523,716
Euro Stoxx 50® Index Futures	(39)	(1,406,344)	Sep-22	9,976
Euro Stoxx 600® Index Futures	(17)	(360,580)	Sep-22	557
Euro-Bobl Futures	(222)	(28,892,291)	Sep-22	80,156
Euro-BTP Futures	(54)	(6,967,304)	Sep-22	60,766
Euro-BTP Futures - Short	(142)	(16,203,869)	Sep-22	2,805
Euro-Bund Futures	(106)	(16,526,953)	Sep-22	304,348
Euro-Buxl® 30 Year Futures	(58)	(9,941,398)	Sep-22	333,088
Euro-OAT Futures	(151)	(21,921,141)	Sep-22	489,285
Euro-Schatz Futures	(747)	(85,441,100)	Sep-22	74,239
FTSE 100 Index Futures	21	1,820,363	Sep-22	(8,454)
FTSE China A50 Index Futures	90	1,339,470	Jul-22	19,820
FTSE JSE Top 40 Futures	(3)	(110,564)	Sep-22	(78)
FTSE MIB Index Futures	(10)	(1,111,251)	Sep-22	17,525
FTSE Taiwan Index Futures	(14)	(710,080)	Jul-22	24,226
Gold 100 Oz. Futures (a)	(4)	(722,920)	Aug-22	7,769
Hang Seng Index Futures	(9)	(1,246,980)	Jul-22	20,210
HSCEI Index Futures	(7)	(338,501)	Jul-22	6,179
IBEX 35® Index Futures	(3)	(252,754)	Jul-22	(834)
ICE 3 Month Sonia Futures	(262)	(77,440,839)	Mar-23	(24,382)
Indian Rupee Futures	(148)	(3,738,184)	Jul-22	36,418
Japanese Yen Futures	(409)	(37,911,744)	Sep-22	775,533
KC HRW Wheat Futures (a)	10	480,375	Dec-22	(108,498)
Lean Hogs Futures (a)	(2)	(81,680)	Aug-22	3,970
Live Cattle Futures (a)	(64)	(3,393,920)	Aug-22	25,061
LME Aluminum Futures (a)(b)	(106)	(6,479,913)	Sep-22	517,324
LME Aluminum Futures (a)(b)	45	2,750,906	Sep-22	(914,250)
LME Copper Futures (a)(b)	10	2,065,000	Sep-22	(479,230)
LME Copper Futures (a)(b)	(12)	(2,478,000)	Sep-22	322,285
LME Nickel Futures (a)(b)	(9)	(1,225,854)	Sep-22	237,570
LME Nickel Futures (a)(b)	11	1,498,266	Sep-22	(706,304)
LME Zinc Futures (a)(b)	22	1,738,413	Sep-22	(661,313)
LME Zinc Futures (a)(b)	(22)	(1,738,413)	Sep-22	203,392
Long Gilt Futures	(163)	(22,615,905)	Sep-22	509,209
Low Sulphur Gas Oil Futures (a)	32	3,596,800	Aug-22	(337,360)
Mexican Peso Futures	304	7,441,920	Sep-22	(171,503)
MSCI EAFE Index Futures	(62)	(5,755,460)	Sep-22	5,780
MSCI Emerging Markets Index Futures	(92)	(4,612,420)	Sep-22	204,629
MSCI Singapore Index Futures	(109)	(2,201,105)	Jul-22	91,772
Natural Gas Futures (a)	27	1,464,480	Jul-22	(493,668)
New Zealand Dollar Futures	(351)	(21,909,420)	Sep-22	634,632
Nikkei 225 Futures	(2)	(388,856)	Sep-22	5,740
NY Harbor ULSD Futures (a)	22	3,539,382	Jul-22	(42,152)
OMXS30 Futures	(111)	(2,029,624)	Jul-22	96,962
Palladium Futures (a)	(1)	(191,610)	Sep-22	9,228
Platinum Futures (a)	(16)	(716,240)	Oct-22	22,744
RBOB Gasoline Futures (a)	23	3,416,066	Jul-22	(320,565)
S&P/TSX 60 Index Futures	(19)	(3,372,825)	Sep-22	22,032
SGX Iron Ore 62% Futures (a)	(12)	(142,764)	Aug-22	4,745
Silver Futures (a)	(78)	(7,937,280)	Sep-22	336,063
South African Rand Futures	(93)	(2,830,688)	Sep-22	141,698
Soybean Futures (a)	50	3,645,000	Nov-22	(200,841)
Soybean Meal Futures (a)	29	1,179,430	Dec-22	24,832
Soybean Oil Futures (a)	21	812,196	Dec-22	(161,469)
SPI 200 Index Futures	(44)	(4,905,677)	Sep-22	(14,765)
Sugar No. 11 Futures (a)	(64)	(1,326,080)	Sep-22	(2,953)
Swiss Franc Futures	(94)	(12,388,613)	Sep-22	(212,209)
TOPIX Index Futures	(3)	(413,583)	Sep-22	(7,235)
U.S. Treasury 2-Year Note Futures	(329)	(69,095,141)	Sep-22	172,295
U.S. Treasury 5-Year Note Futures	(233)	(26,154,250)	Sep-22	86,442
U.S. Treasury 10-Year Note Futures	(149)	(17,661,156)	Sep-22	100,571
U.S. Treasury Long Bond Futures	(69)	(9,565,125)	Sep-22	53,762
U.S. Treasury Ultra Bond Futures	(49)	(7,562,844)	Sep-22	161,632
U.S. Ultra 10 Year Future	(88)	(11,209,000)	Sep-22	67,186
Wheat Futures (a)	(11)	(495,275)	Dec-22	30,208
WTI Crude Futures (a)	35	3,608,500	Aug-22	(178,964)
				$4,438,777

(a)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(b)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

GuidePath® Managed Futures Strategy Fund
Consolidated Schedule of Open Forward Currency Contracts (Unaudited)
June 30, 2022

Forward			Amount of		Amount of	Unrealized
Expiration		Currency to be	Currency to	Currency to be	Currency to	Appreciation
Date	Counterparty	received	be received	delivered	be delivered	(Depreciation)
9/21/2022	NatWest	Chinese Yuan Renminbi	24,000,000	U.S. Dollar	3,566,061	$17,722
9/21/2022	NatWest	Norwegian Krone	28,000,000	U.S. Dollar	2,839,072	9,052
9/21/2022	NatWest	Polish Zloty	2,500,000	U.S. Dollar	553,151	(1,837)
9/21/2022	NatWest	Singapore Dollar	7,500,000	U.S. Dollar	5,420,169	(18,642)
9/21/2022	NatWest	Swedish Krona	34,000,000	U.S. Dollar	3,369,575	(33,902)
9/21/2022	NatWest	U.S. Dollar	11,508,340	Chinese Yuan Renminbi	77,000,000	10,371
9/21/2022	NatWest	U.S. Dollar	699,510	New Turkish Lira	13,800,000	(68,725)
9/21/2022	NatWest	U.S. Dollar	12,139,670	Norwegian Krone	116,000,000	340,685
9/21/2022	NatWest	U.S. Dollar	7,120,904	Polish Zloty	31,000,000	284,614
9/21/2022	NatWest	U.S. Dollar	27,513,859	Singapore Dollar	37,875,000	236,147
9/21/2022	NatWest	U.S. Dollar	13,248,661	Swedish Krona	130,000,000	494,619
						$1,270,104